Employee Benefits - Summary of Defined Benefit Plan Actuarial (Gains)/ Losses Recognized in Other Comprehensive Income (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income	₨ (18)	₨ (189)	₨ 30
Actuarial loss/ (gain) arising from financial assumptions	(296)	363	180
Actuarial loss/ (gain) arising from demographic assumptions	(54)	(73)	2
Actuarial loss/ (gain) arising from experience adjustments	(454)	(313)	798
Defined benefit plan actuarial (gains)/ losses	₨ (822)	₨ (212)	₨ 1,010